As Filed with the Securities and Exchange Commission on April 29, 2016

1933 Act File No. 333-182079
1940 Act File No. 811-22712

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT Under THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☐
REGISTRATION STATEMENT Under THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 13	☐

Premier Multi-Series VIT

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

(888) 852-3922
(Registrant’s telephone number, including area code)

Thomas J. Fuccillo, Esq
c/o Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019
(Name and Address of Agent for Service)

Copies to:

David C. Sullivan, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

Approximate date of Proposed Public offering: As soon as practicable after the effective date of this Registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	On [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 11 to the Registration Statement on Form N-1A hereby incorporates by reference Parts A, B and C from the PEA No. 10 to the Registration Statement on Form N-1A filed April 13, 2016 (Accession No. 0001193125-16-539940).  This PEA No. 11 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 10 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 11 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 29th  day of  April, 2016.

PREMIER MULTI-SERIES VIT

By:	/s/ Thomas J. Fuccillo

Name:	Thomas J. Fuccillo
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
April 29, 2016
/s/ Thomas J. Fuccillo	President and Chief Executive Officer
Thomas J. Fuccillo

Lawrence G. Altadonna*	Treasurer and Principal Financial and Accounting Officer
Lawrence G. Altadonna

Barbara R. Claussen*	Trustee
Barbara R. Claussen

Deborah A. DeCotis*	Trustee
Deborah A. DeCotis

F. Ford Drummond*	Trustee
F. Ford Drummond

A. Douglas Eu*	Trustee
A. Douglas Eu

Bradford K. Gallagher*	Trustee
Bradford K. Gallagher

James A. Jacobson*	Trustee
James A. Jacobson

Hans W. Kertess*	Trustee
Hans W. Kertess

James S. MacLeod*	Trustee
James S. MacLeod

William B. Ogden, IV*	Trustee
William B. Ogden, IV

Alan Rappaport*	Trustee
Alan Rappaport

Davey S. Scoon*	Trustee
Davey S. Scoon

*By:	/s/ Thomas J. Fuccillo

Thomas J. Fuccillo
Attorney-In-fact and Agent for the Individuals Noted Above
Date: April 29, 2016

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase